Financial Instruments - Schedule of Financial Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Financial Liabilities [Abstract]
Financial liabilities at fair value through profit or loss	$ 1,130,168	$ 1,392,997
Financial liabilities at amortized costs	31,985,951	27,403,211
Total financial liabilities	$ 33,116,119	$ 28,796,208